Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Long-term investments	$ 37,122	$ 36,866
Cespira Canada LP
Schedule of Investments [Line Items]
Long-term investments	24,263	25,494
Cespira Sweden AB
Schedule of Investments [Line Items]
Long-term investments	12,859	11,225
Other equity-accounted investees
Schedule of Investments [Line Items]
Long-term investments	$ 0	$ 147